Other Comprehensive Income (Reclassifications) (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest income - held-to-maturity securities - taxable									$ 50,214	$ 24,088	$ 11,213
Gain (Loss) on Sale of Securities, Net									2,220	6,388	3,682
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net									1,802	1,619	7,363
Interest income - loans and leases									1,629,939	1,675,295	1,727,784
Noninterest income - other income									139,260	138,165	157,347
Other Noninterest Expense									141,385	199,219	189,630
Net actuarial gains (losses)									(13,106)	27,013	21,261
Transisition obligation									153	12,490	7,499
Income before income taxes	210,201	243,883	206,269	208,403	223,468	197,907	204,911	207,295	868,756	833,581	718,928
Income Tax Expense (Benefit)	52,029	65,047	55,269	55,129	58,890	32,840	53,835	56,726	227,474	202,291	172,555
Net income applicable to common shareholders	150,207	170,869	143,033	145,304	156,605	157,084	143,092	142,520	609,413	599,301	515,560
Interest Income, Securities, Taxable									148,557	184,340	207,984
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Gain (Loss) on Sale of Securities, Net									(4,891)
Income before income taxes									(6,211)
Income Tax Expense (Benefit)									2,174
Net income applicable to common shareholders									(4,037)
Accumulated Net Unrealized Investment Gain (Loss) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest income - held-to-maturity securities - taxable									482
Accumulated Other-than-Temporary Impairment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net									(1,802)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes									15,188
Income Tax Expense (Benefit)									(5,316)
Net income applicable to common shareholders									9,872
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Interest Rate Contract [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest income - loans and leases									14,979
Noninterest income - other income									0
Interest Income, Securities, Taxable									209
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Other Noninterest Expense									(919)
Net actuarial gains (losses)									(22,293)
Prior service costs									3,454
Transisition obligation									0
Curtailment									32,864
Income before income taxes									13,106
Income Tax Expense (Benefit)									(4,588)
Net income applicable to common shareholders									$ 8,518